Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Loss for the year	$ (11,100)	$ (30,708)	$ (11,148)
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation	132	148	171
Share-based payment	1,460	398	273
Exchange rate changes on cash and cash equivalents	(219)	27	(70)
Revaluation of derivatives and warrants liabilities	380	20,181
Amortization of a discount related to a convertible loan credit facility		1,229
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	280	(495)	115
Decrease (increase) in other current assets	104	(100)	(111)
Increase in inventory	97	(327)	(977)
Change in operating lease liability, net.	54	20	(8)
Increase (decrease) in trade accounts payable	112	(78)	129
Increase (decrease) in other accounts payable	(422)	23	1,108
Net cash used in operating activities	(9,122)	(9,682)	(10,518)
Cash flows from investing activities
Purchase of fixed assets	(125)	(30)	(152)
Net cash used in investing activities	(125)	(30)	(152)
Cash flows from financing activities:
Proceeds from a convertible loan credit facility and issuance of warrants		1,500
Payments on convertible loan credit facility		(1,000)
Proceeds from exercise of warrants, net of issuance expenses	2,204	9,687
Issuance of ordinary shares and warrants, net of issuance costs	9,585	13,731	5,397
Net cash provided by financing activities	11,789	23,918	5,397
Effect of exchange rate changes on cash and cash equivalents	219	(27)	70
Increase (decrease) in cash, cash equivalents and restricted cash	2,761	14,179	(5,203)
Cash, cash equivalents and restricted cash at the beginning of the period	17,468	3,289	8,492
Cash, cash equivalents and restricted cash at the end of the period	20,229	17,468	3,289
Non-Cash Activities:
Conversion of a convertible loan credit facility to ordinary shares		500
Issuance expenses recorded in other accounts payables		$ 103